[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | July 1, 2010
-------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS/Ticker: Class A / NWMXX

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM. THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 2010 , ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid
directly from your
  investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)

          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     0.65%
  OPERATING EXPENSES
  Fee Waivers                           0.00%
  TOTAL ANNUAL FUND                     0.65%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      $          66
   3 Years     $         208
   5 Years     $         362
  10 Years     $         810

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities.These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                     CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                                            CLASS A (Incepted on July 28, 2003)
2000                          2001       2002       2003       2004       2005       2006       2007       2008     2009
3.61%                         2.34%      0.98%      0.46%      0.60%      1.80%      2.83%      3.04%      1.65%    0.07%


           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       0.95%
  Worst Quarter:      Q3    2009       0.00%

          The Fund's year-to-date performance through March 31, 2010, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 CLASS A (Incepted on July         0.07%        1.87%          1.73%
  28, 2003)

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES

 BUYING FUND SHARES           TO PLACE ORDERS OR REDEEM SHARES
---------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT   MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A: $1,000             P.O. Box 8266
                             Boston, MA 02266-8266
 MINIMUM ADDITIONAL          INTERNET: www.wellsfargo.com/advantagefunds
  INVESTMENT
 Class A: $100               PHONE OR WIRE: 1-800-222-8222
                             CONTACT YOUR FINANCIAL PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0700452/P0452
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | July 1, 2010
-------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS/Ticker: Institutional Class / WFNXX

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM. THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 2010 , ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid
directly from your
  investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)

          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.16%
  TOTAL ANNUAL FUND                     0.26%
  OPERATING EXPENSES
  Fee Waivers                           0.06%
  TOTAL ANNUAL FUND                     0.20%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      $          20
   3 Years     $          78
   5 Years     $         140
  10 Years     $         325

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities.These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                                  INSTITUTIONAL CLASS (Incepted on November 8, 1999)
2000                          2001       2002       2003       2004       2005       2006     2007     2008     2009
3.97%                         2.69%      1.34%      0.87%      1.05%      2.26%      3.29%    3.51%    2.11%    0.36%


             BEST AND WORST QUARTER
  Best Quarter:       Q4    2000      1.04%
  Worst Quarter:      Q4    2009      0.04%

          The Fund's year-to-date performance through March 31, 2010, was 0.01%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS               0.36%        2.30%          2.14%
(Incepted on November 8,
  1999)

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES
Institutional Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 MINIMUM INITIAL INVESTMENT    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutional Class: $10     P.O. Box 8266
million (certain eligible
  investors
 may not be subject to a      Boston, MA 02266-8266
  minimum initial investment)
 MINIMUM ADDITIONAL           INTERNET:www.wellsfargo.com/advantagefunds
  INVESTMENT
 Institutional Class: None    PHONE OR WIRE: 1-800-260-5969 or
 OPENING AN ACCOUNT           1-800-368-7550
 Institutions which           CONTACT YOUR INVESTMENT REPRESENTATIVE.
currently have another
  account with
 WELLS FARGO ADVANTAGE FUNDS
  may open an account by
 phone or internet. If the
institution does not have
  an
 account, contact your
investment representative.

TAX INFORMATION
The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0700477/P0477
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | July 1, 2010
-------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS/Ticker: Administrator Class / WNTXX

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM. THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 2010 , ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid
directly from your
  investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)

          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.28%
  TOTAL ANNUAL FUND                     0.38%
  OPERATING EXPENSES
  Fee Waivers                           0.08%
  TOTAL ANNUAL FUND                     0.30%
OPERATING EXPENSES AFTER FEE
  WAIVER1

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      $          31
   3 Years     $         114
   5 Years     $         205
  10 Years     $         473

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities.These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                                    ADMINISTRATOR CLASS (Incepted on April 11, 2005)
2000                          2001       2002       2003       2004       2005       2006       2007     2008     2009
3.81%                         2.54%      1.18%      0.66%      0.80%      2.10%      3.19%      3.40%    2.01%    0.26%


           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.00%
  Worst Quarter:      Q4    2009       0.01%

          The Fund's year-to-date performance through March 31, 2010, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/              0.26%        2.19%          1.99%
/(INCEPTED ON APRIL 11,
  2005)

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES
Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 MINIMUM INITIAL INVESTMENT    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Administrator Class: $1      P.O. Box 8266
million (certain eligible
  investors
 may not be subject to a      Boston, MA 02266-8266
  minimum initial investment)
 MINIMUM ADDITIONAL           INTERNET:www.wellsfargo.com/advantagefunds
  INVESTMENT
 Administrator Class: None    PHONE OR WIRE: 1-800-222-8222 or
 OPENING AN ACCOUNT           1-800-368-7550
 Institutions which           CONTACT YOUR INVESTMENT REPRESENTATIVE.
currently have another
  account with
 WELLS FARGO ADVANTAGE FUNDS
  may open an account by
 phone or internet. If the
institution does not have
  an
 account, contact your
investment representative.

TAX INFORMATION
The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0703710/P3710
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | July 1, 2010
-------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS/Ticker: Service Class / MMIXX

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM. THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 2010 , ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.


 SHAREHOLDER FEES (fees paid
directly from your
  investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)


          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.45%
  TOTAL ANNUAL FUND                     0.55%
  OPERATING EXPENSES
  Fee Waivers                           0.10%
  TOTAL ANNUAL FUND                     0.45%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


   1 Year      $          46
   3 Years     $         166
   5 Years     $         297
  10 Years     $         680

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.


We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities.These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.


Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                                       SERVICE CLASS (Incepted on August 3, 1993)
2000                          2001       2002       2003       2004       2005       2006       2007     2008     2009
3.81%                         2.54%      1.18%      0.66%      0.80%      2.00%      3.04%      3.25%    1.86%    0.16%


           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.00%
  Worst Quarter:      Q3    2009       0.00%

          The Fund's year-to-date performance through March 31, 2010, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.


 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS (Incepted on        0.16%        2.05%          1.92%
  August 3, 1993)

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC


 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES


 BUYING FUND SHARES           TO PLACE ORDERS OR REDEEM SHARES
---------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT   MAIL: WELLS FARGO ADVANTAGE FUNDS
 Service Class: $100,000     P.O. Box 8266
                             Boston, MA 02266-8266
 MINIMUM ADDITIONAL          INTERNET: www.wellsfargo.com/advantagefunds
  INVESTMENT
 No minimum                  PHONE OR WIRE: 1-800-222-8222
                             CONTACT YOUR FINANCIAL PROFESSIONAL.


In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0700792/P0792
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | July 1, 2010
-------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS/Ticker: Sweep Class / N/A

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM. THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 2010 , ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid
directly from your
  investment)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of the
value of your
investment)
  Management Fees                       0.10%
  Distribution (12b-1) Fees             0.35%
  Other Expenses                        0.55%
  TOTAL ANNUAL FUND                     1.00%
  OPERATING EXPENSES
  Fee Waivers                           0.00%
  TOTAL ANNUAL FUND                     1.00%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 1.05%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year       $           102
   3 Years      $           318
   5 Years      $           552
   10 Years     $         1,225

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT). The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities.These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

PRINCIPAL INVESTMENT RISKS
DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MONEY MARKET FUND RISK. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
MUNICIPAL SECURITIES RISK. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing national recession is negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                          CALENDAR YEAR RETURNS AS OF 12/31 EACH YEAR
                                             SWEEP CLASS (Incepted on July 1, 2010)
2000                          2001       2002       2003       2004       2005       2006       2007       2008       2009
3.81%                         2.54%      1.18%      0.66%      0.80%      2.00%      3.04%      3.25%      1.86%      0.16%


           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.00%
  Worst Quarter:      Q3    2009       0.00%

          The Fund's year-to-date performance through March 31, 2010, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2009            1 YEAR       5 YEARS       10 YEARS
 SWEEP CLASS (Incepted on          0.16%        2.05%          1.92%
  July 1, 2010)

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER
 Wells Capital
Management
Incorporated

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES
You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 MINIMUM INVESTMENTS           CONTACT YOUR SHAREHOLDER SERVICING AGENT.
 Fund shares have no minimum
initial or subsequent
 purchase requirements.

TAX INFORMATION
The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0703930/P3930
 4